Commitments and Contingencies (FY) (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments to extend credit	$ 299.6	$ 292.8
Standby letters of credit, issued by the Company	$ 3.7	$ 5.5